NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
NET LOSS PER SHARE
NET LOSS PER SHARE

14. NET LOSS PER SHARE

Basic and diluted net loss per share for the six months ended June 30, 2025 and 2026 were calculated as follows:

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Numerator:
Net loss attributable to Adagene Inc.’s shareholders	(13,477,240)	(16,378,832)
Net loss attributable to ordinary shareholders	(13,477,240)	(16,378,832)
Denominator:
Weighted‑average number of ordinary shares outstanding—basic and diluted	58,891,864	70,773,769
Net Loss per share—basic and diluted	(0.23)	(0.23)

The effects of all outstanding share options, share and RSU grant, Series A Preferred Shares and warrants have been excluded from the computation of diluted loss per share for the six months ended June 30, 2025 and 2026 as their effects would be anti-dilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Six Months Ended June 30,
	2025	2026
Incremental shares on share options, share grant, RSU grant, Series A Preferred Shares and warrants	191,073	14,489,454